RELATED PARTIES - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 02, 2021	Aug. 11, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 14, 2021	Jun. 18, 2021	Feb. 22, 2021	Oct. 20, 2020
Related Party Transaction [Line Items]
Interest rate	4.00%
Amount borrowed			$ 1,041,000,000		$ 1,042,000,000	$ 643,000,000
Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 371,767	371,767
Due to Related Parties			4,258,589		2,040,211	373,517	$ 0
Advances from Related Parties | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Offering costs and other expenses			2,218,378	2,472	2,040,211	373,517	0
Administrative Services Agreement | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Expenses per month			16,667		16,667
Expenses incurred			$ 50,001	$ 50,647	$ 200,650	46,669	$ 0
Threshold period for which expenses are paid			27 months		27 months
Sponsor | Note | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Expenses incurred		$ 750,000
Interest rate per annum		0.17%
Sponsor | October Note | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Loan conversion agreement warrant											$ 1,500,000
Exercise price of warrant											$ 1.50
Principle amount of promissory note											$ 1,500,000
Interest rate per annum											0.14%
Amount borrowed											$ 1,500,000
Outstanding balance			$ 1,500,000		$ 1,500,000
Outstanding interest			3,032		2,514	$ 414
Sponsor | February Note | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Principle amount of promissory note										$ 800,000
Interest rate per annum										0.12%
Amount borrowed										$ 800,000
Outstanding balance			800,000		800,000
Outstanding interest			1,057		821
Sponsor | June Note | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Principle amount of promissory note									$ 2,000,000
Interest rate per annum									0.13%
Amount borrowed									$ 2,000,000
Outstanding balance			2,000,000		2,000,000
Outstanding interest			2,016		1,375
Sponsor | September Note | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Principle amount of promissory note								$ 1,500,000
Interest rate per annum								0.17%
Amount borrowed								$ 1,500,000
Outstanding balance			1,500,000		1,500,000
Outstanding interest			$ 1,395		$ 755